Fair value of financial instruments	6 Months Ended
Jun. 30, 2021
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments	Fair value of financial instruments
This section should be read in conjunction with Note 16, Fair value of financial instruments of the Barclays Bank PLC Annual Report 2020, which provides more detail about accounting policies adopted, valuation methodologies used in calculating fair value and the valuation control framework which governs oversight of valuations. There have been no changes in the accounting policies adopted or the valuation methodologies used.
Valuation
The following table shows the Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.21	£m	£m	£m	£m
Trading portfolio assets	73,307	71,285	2,552	147,144
Financial assets at fair value through the income statement	1,089	186,032	4,007	191,128
Derivative financial instruments	11,643	240,830	3,656	256,129
Financial assets at fair value through other comprehensive income	14,495	35,646	43	50,184
Investment property	—	—	8	8
Total assets	100,534	533,793	10,266	644,593

Trading portfolio liabilities	(30,063)	(26,057)	(17)	(56,137)
Financial liabilities designated at fair value	(142)	(263,482)	(296)	(263,920)
Derivative financial instruments	(11,227)	(230,157)	(5,599)	(246,983)
Total liabilities	(41,432)	(519,696)	(5,912)	(567,040)

As at 31.12.20
Trading portfolio assets	60,619	65,182	1,863	127,664
Financial assets at fair value through the income statement	4,439	162,930	4,392	171,761
Derivative financial instruments	9,154	289,071	4,468	302,693
Financial assets at fair value through other comprehensive income	12,150	39,599	153	51,902
Investment property	—	—	10	10
Total assets	86,362	556,782	10,886	654,030

Trading portfolio liabilities	(23,331)	(22,780)	(28)	(46,139)
Financial liabilities designated at fair value	(159)	(249,126)	(341)	(249,626)
Derivative financial instruments	(8,762)	(285,579)	(6,239)	(300,580)
Total liabilities	(32,252)	(557,485)	(6,608)	(596,345)
The following table shows the Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.21		As at 31.12.20
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	916	(1,269)	1,613	(1,615)
Foreign exchange derivatives	151	(129)	144	(143)
Credit derivatives	100	(364)	196	(351)
Equity derivatives	2,489	(3,837)	2,497	(4,112)
Commodity derivatives	—	—	18	(18)
Corporate debt	981	(38)	698	(3)
Reverse repurchase and repurchase agreements	—	(161)	—	(174)
Non-asset backed loans	3,467	—	3,093	—
Asset backed securities	562	—	767	(24)
Equity cash products	401	—	542	—
Private equity investments	98	—	84	—
Other[1]	1,101	(114)	1,234	(168)
Total	10,266	(5,912)	10,886	(6,608)
1Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.
Assets and liabilities reclassified between Level 1 and Level 2
During the period there were no material transfers between Level 1 and Level 2 (period ended December 2020: no material transfers between Level 1 and Level 2).
Level 3 movement analysis
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 30.06.21
	As at 01.01.21					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	305	(87)	—	—	25	—	—	40	(11)	423
Non-asset backed loans	709	620	(131)	—	(84)	13	—	—	124	(106)	1,145
Asset backed securities	686	112	(294)	—	—	(10)	—	—	43	(48)	489
Equity cash products	214	13	(17)	—	—	32	—	—	29	(9)	262
Other	103	21	—	—	(51)	(1)	—	—	162	(1)	233
Trading portfolio assets	1,863	1,071	(529)	—	(135)	59	—	—	398	(175)	2,552

Non-asset backed loans	2,280	696	(299)	—	(388)	10	—	—	69	(47)	2,321
Equity cash products	320	166	(194)	—	—	(171)	18	—	—	—	139
Private equity investments	88	22	(7)	—	(7)	(1)	3	—	—	—	98
Other	1,704	2,296	(2,389)	—	(160)	(19)	1	—	16	—	1,449
Financial assets at fair value through the income statement	4,392	3,180	(2,889)	—	(555)	(181)	22	—	85	(47)	4,007

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Asset backed securities	47	—	—	—	(5)	—	—	1	—	—	43
Financial assets at fair value through other comprehensive income	153	—	—	—	(5)	—	—	1	—	(106)	43

Investment property	10	—	(2)	—	—	—	—	—	—	—	8

Trading portfolio liabilities	(28)	(3)	14	—	—	(7)	—	—	—	7	(17)

Financial liabilities designated at fair value	(341)	—	—	—	98	7	—	—	(78)	18	(296)

Interest rate derivatives	(2)	9	—	—	33	(121)	4	—	21	(296)	(352)
Foreign exchange derivatives	1	—	—	—	58	(6)	—	—	3	(34)	22
Credit derivatives	(155)	(118)	2	—	(5)	12	(1)	—	1	(1)	(265)
Equity derivatives	(1,615)	(315)	(1)	—	(32)	(221)	—	—	28	808	(1,348)
Net derivative financial instruments[1]	(1,771)	(424)	1	—	54	(336)	3	—	53	477	(1,943)

Total	4,278	3,824	(3,405)	—	(543)	(458)	25	1	458	174	4,354
1Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £3,656m and derivative financial liabilities were £5,599m.

Level 3 movement analysis
						Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 30.06.20
	As at 01.01.20	Purchases	Sales	Issues	Settle-ments	Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m		£m	£m	£m
Corporate debt	120	25	—	—	—	(26)	—	—	4	(17)	106
Non-asset backed loans	974	1,927	(740)	—	(4)	(111)	—	—	97	(320)	1,823
Asset backed securities	656	249	(224)	—	(76)	(12)	—	—	41	(11)	623
Equity cash products	392	2	(4)	—	—	(67)	—	—	28	(4)	347
Other	122	47	—	—	—	2	—	—	8	—	179
Trading portfolio assets	2,264	2,250	(968)	—	(80)	(214)	—	—	178	(352)	3,078

Non-asset backed loans	1,964	1,050	(270)	—	(112)	110	—	—	—	—	2,742
Equity cash products	835	14	—	—	—	(22)	(29)	—	—	—	798
Private equity investments	113	1	(2)	—	—	2	4	—	20	(12)	126
Other	1,250	1,865	(2,017)	—	(13)	(8)	55	—	24	—	1,156
Financial assets at fair value through the income statement	4,162	2,930	(2,289)	—	(125)	82	30	—	44	(12)	4,822

Non-asset backed loans	343	79	—	—	(157)	—	—	(3)	—	—	262
Asset backed securities	86	—	(1)	—	—	1	—	(1)	—	—	85
Financial assets at fair value through other comprehensive income	429	79	(1)	—	(157)	1	—	(4)	—	—	347

Investment property	13	—	(1)	—	—	—	(2)	—	2	(2)	10

Trading portfolio liabilities	—	—	—	—	—	—	—	—	—	—	—

Financial liabilities designated at fair value	(343)	—	—	(3)	—	(12)	(1)	—	(22)	26	(355)

Interest rate derivatives	(206)	17	—	—	10	268	1	—	300	(10)	380
Foreign exchange derivatives	(7)	—	—	—	(12)	89	—	—	5	(8)	67
Credit derivatives	198	(258)	11	—	(376)	151	1	—	2	8	(263)
Equity derivatives	(820)	(447)	(1)	—	17	(90)	—	—	(5)	(23)	(1,369)
Net derivative financial instruments[1]	(835)	(688)	10	—	(361)	418	2	—	302	(33)	(1,185)

Total	5,690	4,571	(3,249)	(3)	(723)	275	29	(4)	504	(373)	6,717
1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £7,747m and derivative financial liabilities were £8,932m.
Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.21				Half year ended 30.06.20
	Income statement		Other compre-hensive income	Total	Income statement		Other compre-hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	35	—	—	35	(177)	—	—	(177)
Financial assets at fair value through the income statement	(67)	35	—	(32)	126	(24)	—	102
Financial assets at fair value through other comprehensive income	—	—	—	—	—	—	(2)	(2)
Investment properties	—	—	—	—	—	(2)	—	(2)
Trading portfolio liabilities	(6)	—	—	(6)	—	—	—	—
Financial liabilities designated at fair value	7	—	—	7	(16)	(1)	—	(17)
Net derivative financial instruments	(367)	—	—	(367)	248	—	—	248
Total	(398)	35	—	(363)	181	(27)	(2)	152
Valuation techniques and sensitivity analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.

Sensitivity analysis of valuations using unobservable inputs
	As at 30.06.21				As at 31.12.20
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income Statement	Equity	Income statement	Equity	Income Statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	52	—	(83)	—	82	—	(123)	—
Foreign exchange derivatives	6	—	(10)	—	6	—	(11)	—
Credit derivatives	53	—	(44)	—	55	—	(44)	—
Equity derivatives	185	—	(193)	—	174	—	(179)	—
Commodity derivatives	2	—	(2)	—	2	—	(2)	—
Corporate debt	22	—	(16)	—	16	—	(14)	—
Non-asset backed loans	129	—	(172)	—	104	3	(190)	(3)
Equity cash products	122	—	(111)	—	158	—	(141)	—
Private equity investments	17	—	(18)	—	15	—	(15)	—
Other[1]	18	—	(18)	—	21	—	(21)	—
Total	606	—	(667)	—	633	3	(740)	(3)
1Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, issued debt, commercial paper, government sponsored debt and investment property.
The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £606m (December 2020: £636m) or to decrease fair values by up to £667m (December 2020: £743m) with substantially all the potential effect impacting profit and loss rather than reserves.
Significant unobservable inputs
The valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 are consistent with those described within Note 16, Fair value of financial instruments in the Barclays Bank PLC Annual Report 2020.
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.21	As at 31.12.20
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(492)	(483)
Uncollateralised derivative funding	(80)	(115)
Derivative credit valuation adjustments	(210)	(268)
Derivative debit valuation adjustments	91	113
•Exit price adjustments derived from market bid-offer spreads increased by £9m to £492m.
•Uncollateralised derivative funding decreased by £35m to £80m as a result of tightening input funding spreads.
•Derivative credit valuation adjustments decreased by £58m to £210m as a result of tightening input counterparty credit spreads.
•Derivative debit valuation adjustments decreased by £22m to £91m as a result of tightening input Barclays Bank PLC credit spreads.
Portfolio exemption
The Barclays Bank Group uses the portfolio exemption in IFRS 13, Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, the Barclays Bank Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.
Unrecognised gains as a result of the use of valuation models using unobservable inputs
The amount that has yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised, is £114m (December 2020: £103m) for financial instruments measured at fair value and £29m (December 2020: £30m) for financial instruments carried at amortised cost. There are additions of £32m (December 2020: £26m) and amortisation and releases of £21m (December 2020: £23m) for financial instruments measured at fair value and amortisation and releases of £1m (December 2020: £2m) offset by additions of £nil (December 2020: £1m) for financial instruments carried at amortised cost.
Third party credit enhancements
Structured and brokered certificates of deposit issued by the Barclays Bank Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that the Barclays Bank Group and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement. The on-balance sheet value of these brokered certificates of deposit amounted to £1,241m (December 2020: £1,494m).
Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with those described within Note 16, Fair value of financial instruments in the Barclays Bank PLC Annual Report 2020.
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Bank Group’s balance sheet:

	As at 30.06.21		As at 31.12.20
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Loans and advances at amortised cost	133,815	134,228	134,267	134,537
Reverse repurchase agreements and other similar secured lending	3,048	3,048	8,981	8,981

Financial liabilities
Deposits at amortised cost	(249,732)	(249,757)	(244,696)	(244,738)
Repurchase agreements and other similar secured borrowing	(11,067)	(11,067)	(10,443)	(10,443)
Debt securities in issue	(42,931)	(42,925)	(29,423)	(29,486)
Subordinated liabilities	(29,045)	(30,515)	(32,005)	(33,356)